Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Maturity profile
Total long-term debt	R 109,454	R 81,405	R 79,877
Within one year
Maturity profile
Total long-term debt	12,763	7,093
One to five years
Maturity profile
Total long-term debt	72,899	58,933
More than five years
Maturity profile
Total long-term debt	R 23,792	R 15,379